Pension Plans and Other Benefit Plans - Sensitivity analysis of actuarial assumptions used in pension plans calculation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rate of interest
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	0.50%	0.50%
Impact on the pension for increase in parameter	€ (5)	€ (5)
Decrease in parameter	0.50%	0.50%
Impact on the pension for decrease in parameter	€ 6	€ 6
Pension trend
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Increase in parameter	1.00%	1.00%
Impact on the pension for increase in parameter	€ 6	€ 6
Decrease in parameter	1.00%	1.00%
Impact on the pension for decrease in parameter	€ (5)	€ (5)
Life expectancy
Sensitivity analysis of actuarial assumptions used in pension plans calculation
Impact on the pension for increase in parameter	€ 3	€ 3
Reasonably possible increase in life expectancy measured in period of time	1 year	1 year